UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST
(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments

Investment Portfolios
(UNAUDITED) | 01.31.2012

EAGLE INTERNATIONAL EQUITY FUND

Common stocks-93.7%	Shares	Value

Australia-1.6%
Asciano Ltd.	20,654	$102,904
Newcrest Mining Ltd.	14,461	516,542
Sydney Airport	36,943	104,719

Brazil-0.4%
Petroleo Brasileiro SA - Petrobras	4,353	67,044
Vale SA	4,590	117,430

Britain-15.7%
AMEC PLC	10,683	169,016
ARM Holdings PLC	21,890	210,242
AstraZeneca PLC	5,982	287,930
Barclays PLC	52,459	176,971
BG Group PLC	30,156	677,157
BHP Billiton PLC	24,257	811,499
BP PLC	61,219	466,015
Burberry Group PLC	5,410	114,765
Centrica PLC	19,205	88,979
Compass Group PLC	23,191	215,246
Diageo PLC	15,379	340,332
GlaxoSmithKline PLC	15,879	352,812
Hikma Pharmaceuticals PLC	14,048	159,185
HSBC Holdings PLC	82,774	692,020
Imperial Tobacco Group PLC	1,937	69,357
National Grid PLC	10,717	106,831
Pearson PLC	3,585	66,388
Premier Oil PLC*	14,970	97,166
Reckitt Benckiser Group PLC	5,466	291,083
Rio Tinto PLC	4,219	254,711
Rolls-Royce Holdings PLC	25,821	299,266
Tesco PLC	24,275	122,255
Vodafone Group PLC	337,944	913,427

Canada-6.5%
Barrick Gold Corporation	13,335	657,773
Cenovus Energy, Inc.	6,069	221,467
Goldcorp, Inc.	3,958	191,446
Ivanhoe Mines Ltd.*	21,504	346,783
Kinross Gold Corporation	4,337	49,006
Potash Corporation of Saskatchewan, Inc.	13,380	626,900
Suncor Energy, Inc.	23,639	814,292

China-7.0%
Agricultural Bank of China Ltd., Class H	90,000	44,447
Anhui Conch Cement Company Ltd., Class H	9,500	31,937
Baidu, Inc., Sponsored ADR*	4,418	563,383
Bank of China Ltd., Class H	210,000	90,171
Bank of Communications Company Ltd., Class H	58,000	46,322
China Construction Bank Corporation, Class H	200,000	160,149
China National Building Material Company Ltd., Class H	40,000	48,162
China Petroleum & Chemical Corporation, Class H	122,000	146,941
China Shenhua Energy Company Ltd., Class H	15,000	65,595
CNOOC Ltd.	123,000	250,620
Ctrip.com International Ltd., Sponsored ADR*	8,972	224,749
Dongfeng Motor Group Company Ltd., Class H	166,000	310,368
Golden Eagle Retail Group Ltd.	63,000	144,435
Industrial & Commercial Bank of China Ltd., Class H	194,000	135,832
Intime Department Store Group Company Ltd.	106,500	129,361
Lenovo Group Ltd.	72,000	57,653
PetroChina Company Ltd., Class H	178,000	258,740
Tencent Holdings Ltd.	3,800	$92,951
Wumart Stores, Inc., Class H	92,500	191,076
Zhuzhou CSR Times Electric Company Ltd., Class H	19,000	41,763
Zoomlion Heavy Industry Science and Technology Company Ltd., Class H	42,400	56,708

Czech-0.3%
Komercni Banka AS	792	151,330

Denmark-1.5%
Novo Nordisk AS, Class B	5,744	680,020

Finland-0.2%
Fortum Oyj	3,889	85,570

France-9.5%
Air Liquide SA	1,357	171,076
BNP Paribas	4,496	192,416
CFAO SA	1,578	53,811
Cie Generale d'Optique Essilor International SA	4,609	337,613
Danone	5,481	338,289
Eutelsat Communications	1,804	66,957
GDF Suez	7,086	192,884
Iliad SA	557	67,411
LVMH Moet Hennessy Louis Vuitton SA	4,204	680,917
PPR	1,522	240,491
Safran SA	3,178	99,019
Sanofi	5,784	428,728
Schneider Electric SA	8,423	525,329
Societe Generale SA	4,313	116,108
Technip SA	1,478	138,656
Total SA	9,813	518,634
Vinci SA	1,446	67,260

Germany-8.7%
Adidas AG	1,042	75,167
Allianz SE	1,992	219,631
BASF SE	4,064	313,039
Bayer AG	2,603	182,552
Bayerische Motoren Werke AG	1,923	164,686
Brenntag AG	1,616	169,163
Continental AG*	1,419	113,474
Daimler AG	2,850	157,874
Deutsche Bank AG	6,518	278,786
Deutsche Post AG	7,094	118,067
Deutsche Telekom AG	12,574	141,415
Fraport AG	13,633	817,884
Fresenius SE & Company KGaA	4,595	466,053
Henkel AG & Company KGaA	202	10,495
RWE AG	1,504	57,649
SAP AG	4,038	243,971
Siemens AG	3,704	349,519

Hong Kong-4.4%
Belle International Holdings Ltd.	181,000	294,070
Cheung Kong Holdings Ltd.	7,000	93,979
China Merchants Holdings International Company Ltd.	48,970	162,911
China Mobile Ltd.	26,500	270,574
China Resources Enterprise Ltd.	84,000	288,987
Hang Lung Properties Ltd.	134,000	459,168
Hutchison Whampoa Ltd.	10,000	94,668
Li & Fung Ltd.	96,000	209,219
Sun Hung Kai Properties Ltd.	7,000	$96,665

India-0.8%
ICICI Bank Ltd.	5,791	105,441
Infosys Ltd.	1,706	94,745
Reliance Industries Ltd.	5,716	94,460
Tata Motors Ltd.	10,321	50,615

Ireland-0.9%
CRH PLC	7,010	139,487
WPP PLC	23,059	271,570

Israel-0.6%
Teva Pharmaceutical Industries Ltd., Sponsored ADR	6,256	282,333

Italy-1.4%
ENI SpA	11,418	253,407
Intesa Sanpaolo SpA	63,727	121,703
Saipem SpA	5,287	247,442

Japan-11.0%
Aisin Seiki Company Ltd.	1,101	34,969
Canon, Inc.	5,173	224,080
Daikin Industries Ltd.	590	17,107
Fanuc Corporation	2,600	439,649
Honda Motor Company Ltd.	12,490	439,206
Isuzu Motors Ltd.	46,000	232,537
ITOCHU Corporation	23,300	252,785
KDDI Corporation	23	145,749
Komatsu Ltd.	18,200	511,194
Mitsubishi Corporation	11,100	254,849
Mitsubishi Electric Corporation	15,000	134,914
Mitsui & Company Ltd.	6,800	116,121
Nissan Motor Company Ltd.	32,800	310,942
Nitto Denko Corporation	900	32,089
SMC Corporation	1,500	259,921
Softbank Corporation	5,300	148,133
Suzuki Motor Corporation	12,300	281,567
Toyota Motor Corporation	13,041	482,712
Unicharm Corporation	11,216	589,348

Luxembourg-0.4%
L'Occitane International SA	42,514	93,412
SES SA, Sponsored FDR	2,853	67,360

Macau-1.0%
Sands China Ltd.*	60,400	204,441
Wynn Macau Ltd.	88,000	225,580

Netherlands-3.7%
ASML Holding NV	2,063	88,806
ING Groep NV*	44,059	400,999
Reed Elsevier NV	9,567	113,828
Royal Dutch Shell PLC, Class A	19,181	677,201
Unilever NV	10,421	346,914

Norway-0.3%
Statoil ASA	5,146	129,512

Russian Federation-1.6%
Sberbank	242,012	720,093

Singapore-0.7%
Genting Singapore PLC*	95,000	122,687
Keppel Corporation Ltd.	8,000	$68,771
Singapore Press Holdings Ltd.	13,000	38,343
Singapore Telecommunications Ltd.	36,000	88,723

South Korea-2.5%
Hana Financial Group, Inc.	1,320	45,122
Hyundai Heavy Industries Company Ltd.	158	43,691
Hyundai Mobis	247	60,906
Hyundai Motor Company	657	129,034
KB Financial Group, Inc.	1,230	46,527
Kia Motors Corporation	735	44,097
LG Chem Ltd.	134	44,497
POSCO	491	180,855
Samsung Electronics Company Ltd.	453	448,268
Shinhan Financial Group Company Ltd.	1,720	68,695

Spain-1.1%
Banco Bilbao Vizcaya Argentaria SA	20,769	181,657
Banco Santander SA	38,303	298,108

Sweden-1.2%
Atlas Copco AB, Class A	9,329	222,090
Elekta AB, Class B	3,557	169,993
Sandvik AB	5,236	77,356
TeliaSonera AB	6,926	46,143

Switzerland-9.2%
ABB Ltd.*	10,682	222,368
Cie Financiere Richemont SA	1,850	104,895
Dufry AG*	3,120	355,033
Flughafen Zuerich AG	294	111,787
Nestle SA	12,996	745,229
Novartis AG	11,191	607,141
Roche Holding AG	3,107	525,878
Swiss Re AG*	4,791	260,524
Syngenta AG*	1,015	307,869
The Swatch Group AG	810	341,884
UBS AG*	8,617	117,698
Xstrata PLC	14,864	251,677
Zurich Financial Services AG*	635	152,727

Taiwan-0.9%
Chunghwa Telecom Company Ltd.	13,000	42,268
Taiwan Semiconductor Manufacturing Company Ltd.	133,000	352,868

United Arab Emirates-0.6%
Dragon Oil PLC	31,911	261,484

Total common stocks (cost $36,154,250)		41,716,621

Preferred stocks-1.8%	Shares	Value

Brazil-0.6%
Petroleo Brasileiro SA - Petrobras	6,305	88,664
Vale SA	6,670	162,970

Germany-1.2%
Henkel AG & Company KGaA	1,941	119,820
Volkswagen AG	2,313	410,333

Total preferred stocks (cost $535,693)		781,787

Rights-0.0%

Spain-0.0%
Banco Santander SA 01/30/12*	17,192	$2,676

Total rights (cost $0)		2,676

Total investment portfolio (cost $36,689,943) 95.5%		42,501,084

Other assets in excess of liabilities 4.5%		2,001,134

Total net assets 100.0%		$44,502,218

*Non-income producing security

ADR—American depository receipt
FDR—Fiduciary Depositary Receipt

Sector allocation (unaudited)
Sector	Percent of net assets
Consumer, non-cyclical	16.5%
Consumer, cyclical	15.4%
Energy	12.7%
Financial	12.3%
Basic materials	12.1%
Industrial	10.9%
Communications	7.6%
Technology	3.9%
Diversified	2.9%
Utilities	1.2%

Forward foreign currency contracts outstanding
Contract to deliver		Counterparty	In exchange for		Delivery date	Unrealized appreciation (depreciation)
USD	783,125	UBS AG Stamford	CHF	717,965	03/21/12	$2,573
USD	37,510	Deutsche Bank AG	EUR	28,675	03/21/12	(3)
USD	920,504	Credit Suisse First Boston	EUR	698,581	03/21/12	6,616
USD	1,381,417	Deutsche Bank AG	EUR	1,049,776	03/21/12	8,093
USD	644,111	Deutsche Bank AG	EUR	494,405	03/21/12	(2,673)
USD	34,781	Deutsche Bank AG	EUR	26,709	03/21/12	(160)
USD	492,813	Goldman Sachs	CHF	463,244	03/21/12	(10,814)
USD	597,731	Credit Suisse First Boston	EUR	458,735	03/21/12	(2,389)
USD	507,699	UBS AG Stamford	CHF	476,222	03/21/12	(10,036)

		Net unrealized depreciation				$(8,793)

CHF—Swiss Franc
EUR—European Union Euro
USD—United States Dollar

Industry allocation

Industry	Value	Percent of net assets
Oil & gas	$5,022,804	11.3%
Banks	3,631,928	8.2%
Pharmaceuticals	3,324,027	7.5%
Auto manufacturers	3,013,971	6.8%
Mining	2,824,726	6.3%
Telecommunications	1,930,749	4.3%
Retail	1,855,056	4.2%
Chemicals	1,847,184	4.1%
Food	1,552,687	3.5%
Engineering & construction	1,324,018	3.0%
Holding companies - diversified	1,296,254	2.9%
Semiconductors	1,100,185	2.5%
Insurance	1,033,881	2.3%
Healthcare products	973,659	2.2%
Internet	948,494	2.1%
Distribution/wholesale	832,974	1.9%
Machinery - construction & mining	789,992	1.8%
Iron/steel	715,966	1.6%
Electrical components & equipment	702,006	1.6%
Cosmetics/personal care	682,760	1.5%
Real estate	649,812	1.5%
Oil & gas services	555,114	1.2%
Lodging	552,708	1.2%
Machinery-diversified	439,649	1.0%
Household products/wares	421,398	0.9%
Aerospace/defense	398,285	0.9%
Miscellaneous manufacturer	349,519	0.8%
Beverages	340,332	0.8%
Hand/machine tools	337,277	0.8%
Electric	336,103	0.8%
Advertising	271,570	0.6%
Software	243,971	0.5%
Building materials	236,693	0.5%
Office/business equipment	224,080	0.5%
Transportation	220,971	0.5%
Media	218,559	0.5%
Food service	215,246	0.5%
Auto parts & equipment	209,349	0.5%
Gas	195,810	0.4%
Apparel	189,932	0.4%
Diversified financial services	160,344	0.4%
Computers	152,398	0.3%
Agriculture	69,357	0.2%
Coal	65,595	0.1%
Shipbuilding	43,691	0.1%

Total investment portfolio	$42,501,084	95.5%

|  The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2012

EAGLE INVESTMENT GRADE BOND FUND
Corporate bonds—63.9%	Principal amount (in thousands)	Value

Domestic—54.0%
Apparel—0.8%
VF Corporation, 3.50%, 09/01/21	$1,000	$1,048,401

Auto manufacturers—0.8%
Daimler Finance North America LLC, 144A, FRN, 1.74%, 09/13/13	1,000	998,655

Banks—3.4%
JPMorgan Chase & Company, 3.15%, 07/05/16	1,200	1,218,289
Northern Trust Corporation, 3.45%, 11/04/20	750	775,553
PNC Funding Corporation, 2.70%, 09/19/16	1,000	1,031,977
US Bancorp, 2.20%, 11/15/16	1,250	1,274,624

Beverages—5.4%
Anheuser-Busch InBev Worldwide, Inc., FRN, 1.30%, 03/26/13	2,000	2,011,132
Dr Pepper Snapple Group, Inc., 2.90%, 01/15/16	1,000	1,047,175
PepsiCo, Inc., 0.80%, 08/25/14	1,750	1,758,970
SABMiller Holdings, Inc., 144A, 2.45%, 01/15/17	1,000	1,021,531
The Coca-Cola Company, 3.30%, 09/01/21	1,000	1,080,679

Biotechnology—2.5%
Celgene Corporation, 2.45%, 10/15/15	1,750	1,786,225
Gilead Sciences, Inc., 4.50%, 04/01/21	1,250	1,358,022

Chemicals—2.9%
Air Products & Chemicals, Inc., 2.00%, 08/02/16	1,000	1,033,543
Ecolab, Inc., 3.00%, 12/08/16	1,000	1,057,310
FMC Corporation, 3.95%, 02/01/22	500	519,483
The Mosaic Company, 3.75%, 11/15/21	1,000	1,047,203

Computers—2.8%
Hewlett-Packard Company, FRN, 0.67%, 09/13/12	1,500	1,496,069
International Business Machines Corporation, 1.95%, 07/22/16	2,000	2,068,532

Diversified financial services—3.4%
American Express Credit Corporation, 2.80%, 09/19/16	1,500	1,533,984
General Electric Capital Corporation, 3.35%, 10/17/16	1,000	1,055,202
John Deere Capital Corporation, FRN, 0.98%, 10/04/13	750	754,900
USAA Capital Corporation, 144A, 1.05%, 09/30/14	1,000	995,380

Electric—5.0%
Exelon Generation Company LLC, 5.20%, 10/01/19	1,000	1,120,174
Georgia Power Company, FRN, 0.87%, 03/15/13	2,000	2,001,538
NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13	1,000	1,017,173
PSEG Power LLC, 2.50%, 04/15/13	1,000	1,018,214
Virginia Electric and Power Company, Series A, 5.40%, 01/15/16	1,000	1,156,896

Electronics—0.8%
Thermo Fisher Scientific, Inc., 2.25%, 08/15/16	1,000	1,038,953

Environmental control—0.8%
Waste Management, Inc., 2.60%, 09/01/16	1,000	$1,023,422

Food—0.8%
Hormel Foods Corporation, 4.13%, 04/15/21	500	560,107
The JM Smucker Company, 3.50%, 10/15/21	500	519,864

Forest products & paper—0.8%
Plum Creek Timberlands LP, 4.70%, 03/15/21	1,000	1,010,747

Gas—1.1%
Sempra Energy, 9.80%, 02/15/19	1,000	1,363,248

Healthcare products—3.7%
Baxter International, Inc., 5.38%, 06/01/18	1,000	1,195,631
Becton, Dickinson and Company, 3.25%, 11/12/20	1,000	1,054,379
CR Bard, Inc., 4.40%, 01/15/21	1,000	1,125,542
Stryker Corporation, 2.00%, 09/30/16	1,250	1,285,924

Healthcare services—0.8%
WellPoint, Inc., 2.38%, 02/15/17	1,000	1,016,376

Insurance—2.4%
AON Corporation, 3.50%, 09/30/15	1,750	1,830,894
Berkshire Hathaway, Inc., 1.90%, 01/31/17	1,000	1,015,735
Marsh & McLennan Companies, Inc., 4.80%, 07/15/21	250	279,888

Internet—1.7%
Google, Inc., 3.63%, 05/19/21	1,000	1,112,587
Symantec Corporation, 2.75%, 09/15/15	1,000	1,017,889

Media—0.8%
The Walt Disney Company, 1.35%, 08/16/16	1,000	1,011,875

Mining—0.9%
Newmont Mining Corporation, 5.13%, 10/01/19	1,000	1,140,475

Oil & gas—1.3%
EQT Corporation, 4.88%, 11/15/21	500	508,564
Occidental Petroleum Corporation, Series 1, 4.10%, 02/01/21	1,000	1,119,272

Pharmaceuticals—2.4%
Allergan, Inc., 3.38%, 09/15/20	750	791,392
McKesson Corporation, 5.70%, 03/01/17	1,000	1,178,267
Merck & Company, Inc., 2.25%, 01/15/16	1,000	1,048,649

Retail—1.0%
McDonald's Corporation, 5.80%, 10/15/17	1,000	1,232,757

Semiconductors—2.3%
Intel Corporation, 3.30%, 10/01/21	1,000	1,060,842
Texas Instruments, Inc., 2.38%, 05/16/16	1,750	1,834,815

Software—4.6%
Adobe Systems, Inc., 3.25%, 02/01/15	2,000	2,108,254
Fiserv, Inc., 3.13%, 10/01/15	1,750	1,800,505
Microsoft Corporation, 2.95%, 06/01/14	1,000	1,060,966
Oracle Corporation, 3.88%, 07/15/20	750	836,334

Transportation—0.8%
Norfolk Southern Corporation, 5.90%, 06/15/19	600	729,520
Union Pacific Corporation, 5.70%, 08/15/18	250	298,592

Total domestic corporate bonds (cost $66,222,897)		68,499,099

Foreign—9.9%
Banks—0.8%
The Toronto-Dominion Bank, 2.50%, 07/14/16	1,000	$1,039,312

Chemicals—0.4%
Potash Corp of Saskatchewan, Inc., 3.25%, 12/01/17	500	539,329

Insurance—1.0%
Willis Group Holdings Ltd., 4.13%, 03/15/16	1,250	1,279,141

Mining—0.6%
Gold Fields Orogen Holding BVI Ltd., 144A, 4.88%, 10/07/20	750	711,453

Miscellaneous manufacturer—0.8%
Tyco Electronics Group SA, 1.60%, 02/03/15	1,000	997,960

Oil & gas—4.7%
BP Capital Markets PLC, 1.70%, 12/05/14	1,000	1,021,831
BP Capital Markets PLC, FRN, 1.14%, 03/11/14	1,000	1,003,497
Shell International Finance BV, FRN, 0.92%, 06/22/12	2,000	2,004,920
Total Capital Canada Ltd., FRN, 0.95%, 01/17/14	2,000	2,008,170

Pharmaceuticals—1.6%
Teva Pharmaceutical Finance III BV, FRN, 1.07%, 03/21/14	2,000	1,998,526

Total foreign corporate bonds (cost $12,493,950)		12,604,139

Total corporate bonds (cost $78,716,847)		81,103,238

U.S. Treasuries—17.2%
U.S. Treasury Note, 1.00%, 09/30/16	7,750	7,880,781
U.S. Treasury Note, 1.25%, 08/31/15	4,500	4,637,462
U.S. Treasury Note, 2.00%, 04/30/16	5,250	5,572,381
U.S. Treasury Note, 2.13%, 08/15/21	1,000	1,032,266
U.S. Treasury Note, 2.38%, 07/31/17	2,500	2,704,688

Total U.S. Treasuries (cost $21,241,063)		21,827,578

Mortgage-backed obligations—6.5%

Domestic—4.1%

Commercial mortgage-backed obligations—2.2%
Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C5, Class A3, FRN, 5.10%, 08/15/38	439	446,604
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2002-C3, Class A2, 4.99%, 07/12/35	472	482,570
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-PM1A, Class A4, FRN, 5.33%, 08/12/40	230	241,034
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A2, FRN, 4.06%, 09/15/27	13	13,225
Morgan Stanley Capital I, 144A, Series 2011-C1, Class A2, 3.88%, 09/15/47	1,000	1,066,865
Morgan Stanley Capital I, Series 2003-T11, Class A4, 5.15%, 06/13/41	502	520,825

Commercial mortgage-backed obligations—2.2% (cont'd)
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A3, FRN, 4.96%, 08/15/35	$47	$47,180

Federal agency mortgage-backed obligations—1.9%
Fannie Mae, REMICs, Series 2006-B1, Class AB, 6.00%, 06/25/16	30	29,980
Fannie Mae, REMICs, Series 2007-11, Class AB, 5.69%, 01/25/32	252	259,588
Fannie Mae, REMICs, Series 2007-118, Class AB, 5.00%, 04/25/35	396	408,335
Freddie Mac, REMICs, Series 2628, Class AB, 4.50%, 06/15/18	190	200,829
Freddie Mac, REMICs, Series 2885, Class LC, 4.50%, 04/15/34	383	413,347
Freddie Mac, REMICs, Series 3114, Class GC, 5.00%, 01/15/34	95	96,360
Freddie Mac, REMICs, Series 3456, Class CG, 5.00%, 01/15/35	273	279,961
Freddie Mac, REMICs, Series R005, Class AB, 5.50%, 12/15/18	50	50,792
Freddie Mac, REMICs, Series R006, Class AK, 5.75%, 12/15/18	124	125,263
Ginnie Mae, REMICs, Series 2004-86, Class PK, 4.00%, 09/20/34	435	462,986

Total domestic mortgage-backed obligations (cost $5,081,913)		5,145,744

Foreign—2.4%

Covered bonds—2.4%
Bank of Montreal, 144A, 2.63%, 01/25/16	1,000	1,053,457
Bank of Nova Scotia, 144A, 2.15%, 08/03/16	1,000	1,026,818
The Toronto-Dominion Bank, 144A, 2.20%, 07/29/15	1,000	1,024,806

Total foreign mortgage-backed obligations (cost $2,997,481)		3,105,081

Total mortgage-backed obligations (cost $8,079,394)		8,250,825

U.S. Government agency securities—6.0%

Fixed rate U.S. Government agency securities—3.6%
Private Export Funding Corporation, 2.25%, 12/15/17	2,000	2,098,754
Tennessee Valley Authority, 5.50%, 07/18/17	2,000	2,450,556

Government-backed corporate bonds—2.4%
John Deere Capital Corporation, FDIC, 2.88%, 06/19/12	3,000	3,031,875

Total U.S. Government agency securities (cost $7,356,528)		7,581,185

Foreign government securities—2.6%
Egypt Government AID Bonds, 4.45%, 09/15/15	2,000	2,256,660
Province of Ontario Canada, 3.00%, 07/16/18	1,000	1,061,808

Total foreign government securities (cost $3,216,014)		3,318,468

Supranational banks—1.7%
Inter-American Development Bank, 2.25%, 07/15/15	1,000	1,051,288
International Bank for Reconstruction & Development, 2.38%, 05/26/15	1,000	1,057,911
Total supranational banks (cost $1,996,619)		2,109,199

Total investment portfolio (cost $120,606,465) 97.9%		124,190,493

Other assets in excess of liabilities 2.1%		2,671,997

Total net assets 100.0%		$126,862,490

144A—144A securities are issued pursuant to Rule 144A of the Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At January 31, 2012, these securities aggregated $7,898,965 or 6.2% of the net assets of the Fund.

FDIC—Federal deposit insurance corporation
FRN—Floating rate notes reset their interest rates on a semiannual or quarterly basis.
REMIC—Real estate mortgage investment conduit

Standard & Poor's bond ratings
Bond rating	Percent of net assets
AAA	3.9%
AA	35.7%
A	31.1%
BBB	23.9%
Not rated	3.3%

|   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2012

EAGLE MID CAP GROWTH FUND

Common stocks—98.1%	Shares	Value
Aerospace/defense—3.1%
BE Aerospace, Inc.*	120,227	$5,073,579
Triumph Group, Inc.	145,631	9,112,132

Airlines—0.7%
Delta Air Lines, Inc.*	306,855	3,237,320

Apparel—1.3%
Coach, Inc.	83,525	5,850,926

Chemicals—4.5%
CF Industries Holdings, Inc.	62,720	11,125,274
Huntsman Corporation	752,895	9,584,353

Coal—0.7%
Walter Energy, Inc.	50,470	3,488,991

Commercial services—1.6%
Sotheby's	227,925	7,642,325

Computers—2.1%
Fortinet, Inc.*	77,245	1,761,958
Riverbed Technology, Inc.*	152,970	3,662,102
SanDisk Corporation*	98,850	4,535,238

Diversified financial services—4.2%
Ameriprise Financial, Inc.	188,745	10,107,295
TD Ameritrade Holding Corporation	350,971	5,654,143
The Charles Schwab Corporation	313,320	3,650,178

Electrical components & equipment—1.0%
General Cable Corporation*	151,135	4,664,026

Electronics—3.4%
Agilent Technologies, Inc.*	122,860	5,217,864
Gentex Corporation	307,021	8,249,654
National Instruments Corporation	86,720	2,333,635

Engineering & construction—1.4%
Chicago Bridge & Iron Company NV	148,864	6,338,629

Entertainment—2.2%
Bally Technologies, Inc.*	128,689	5,433,250
Penn National Gaming, Inc.*	120,330	4,926,310

Environmental control—2.8%
Stericycle, Inc.*	77,350	6,498,947
Waste Connections, Inc.	200,840	6,489,140

Healthcare products—3.4%
Bruker Corporation*	305,695	4,340,869
Intuitive Surgical, Inc.*	10,795	4,964,728
The Cooper Companies, Inc.	91,765	6,619,927

Household products/wares—1.5%
Church & Dwight Company, Inc.	154,635	7,015,790

Insurance—1.0%
Arch Capital Group Ltd.*	126,705	4,567,715

Internet—4.8%
F5 Networks, Inc.*	47,885	5,733,750
priceline.com, Inc.*	15,995	8,469,033
TIBCO Software, Inc.*	304,875	7,948,091

Leisure time—1.5%
Royal Caribbean Cruises Ltd.	253,250	6,883,335

Lodging—1.7%
Starwood Hotels & Resorts Worldwide, Inc.	143,840	7,801,882

Machinery-construction & mining—1.0%
Terex Corporation*	238,170	4,715,766

Machinery-diversified—1.0%
AGCO Corporation*	90,155	4,591,594

Media—2.0%
Sirius XM Radio, Inc.*	4,554,885	$9,519,710

Mining—2.2%
Titanium Metals Corporation	675,135	10,383,576

Miscellaneous manufacturer—2.2%
Colfax Corporation*	163,108	4,951,959
Hexcel Corporation*	89,100	2,233,737
Polypore International, Inc.*	86,185	3,281,925

Oil & gas—5.3%
Cabot Oil & Gas Corporation	194,220	6,195,618
Concho Resources, Inc.*	55,680	5,938,829
Continental Resources, Inc.*	98,095	7,914,305
Rowan Companies, Inc.*	128,345	4,365,014

Oil & gas services—4.2%
Cameron International Corporation*	87,939	4,678,355
Dresser-Rand Group, Inc.*	87,175	4,465,975
Oil States International, Inc.*	45,246	3,605,654
Weatherford International Ltd.*	398,940	6,678,256

Pharmaceuticals—9.1%
AmerisourceBergen Corporation	257,710	10,042,959
Herbalife Ltd.	236,745	13,702,801
Mylan, Inc.*	428,715	8,895,836
SXC Health Solutions Corporation*	153,655	9,689,484

Retail—7.4%
Chipotle Mexican Grill, Inc.*	12,400	4,554,396
Dollar Tree, Inc.*	136,130	11,545,185
GNC Holdings, Inc., Class A*	303,754	8,356,273
Sally Beauty Holdings, Inc.*	475,185	9,798,315

Semiconductors—5.4%
ARM Holdings PLC, Sponsored ADR	201,755	5,826,684
Lam Research Corporation*	143,585	6,115,285
Linear Technology Corporation	98,390	3,278,355
Rovi Corporation*	181,390	5,820,805
Teradyne, Inc.*	236,870	3,872,825

Software—11.8%
ANSYS, Inc.*	185,380	11,213,636
Autodesk, Inc.*	201,830	7,265,880
Cerner Corporation*	167,888	10,222,700
Check Point Software Technologies Ltd.*	77,255	4,348,684
Concur Technologies, Inc.*	88,270	4,620,935
Informatica Corporation*	129,140	5,462,622
MSCI, Inc., Class A*	172,145	5,608,484
Red Hat, Inc.*	134,025	6,214,739

Telecommunications—2.6%
Polycom, Inc.*	134,141	2,676,113
SBA Communications Corporation, Class A*	205,085	9,376,486

Transportation—1.0%
Expeditors International of Washington, Inc.	106,485	4,754,555

Total common stocks (cost $391,316,530)		455,766,699

Total investment portfolio (cost $391,316,530) 98.1%		455,766,699

Other assets in excess of liabilities 1.9%		8,949,143

Net assets 100.0%		$464,715,842

*Non-income producing security
ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Technology	19.3%
Industrial	16.9%
Consumer, non-cyclical	15.7%
Consumer, cyclical	14.7%
Energy	10.2%
Communications	9.4%
Basic materials	6.7%
Financial	5.2%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2012

EAGLE MID CAP STOCK FUND

Common stocks—97.7%	Shares	Value

Aerospace/defense—1.1%
BE Aerospace, Inc.*	213,472	$9,008,518

Apparel—1.1%
VF Corporation	68,645	9,026,131

Auto parts & equipment—1.1%
BorgWarner, Inc.*	124,230	9,271,285

Banks—3.7%
Capital One Financial Corporation	194,130	8,881,447
City National Corporation	174,854	8,022,302
Comerica, Inc.	374,914	10,373,870
Cullen/Frost Bankers, Inc.	75,195	4,186,106

Biotechnology—1.6%
Cubist Pharmaceuticals, Inc.*	217,529	8,879,534
The Medicines Company*	223,563	4,498,088

Chemicals—1.0%
Airgas, Inc.	106,686	8,420,726

Commercial services—5.6%
Acacia Research Corporation*	345,191	14,208,062
Total System Services, Inc.	649,032	13,915,246
Towers Watson & Company, Class A	140,236	8,386,113
Verisk Analytics, Inc., Class A*	288,787	11,571,695

Computers—3.7%
SanDisk Corporation*	99,970	4,586,624
Synopsys, Inc.*	333,235	9,723,797
Teradata Corporation*	329,730	17,660,339

Distribution/wholesale—2.1%
Fossil, Inc.*	44,895	4,267,270
WW Grainger, Inc.	72,872	13,899,605

Diversified financial services—2.3%
SLM Corporation	768,235	11,485,113
The NASDAQ OMX Group, Inc.*	335,016	8,301,696

Electric—1.6%
ITC Holdings Corporation	188,055	13,861,534

Electrical components & equipment—1.1%
AMETEK, Inc.	197,270	9,271,690

Electronics—3.8%
Agilent Technologies, Inc.*	304,350	12,925,744
Amphenol Corporation, Class A	177,462	9,659,257
Avnet, Inc.*	275,695	9,613,485

Entertainment—1.6%
International Game Technology	301,997	4,810,812
Penn National Gaming, Inc.*	219,122	8,970,855

Gas—1.0%
UGI Corporation	313,070	8,424,714

Healthcare products—2.5%
Cepheid, Inc.*	262,153	11,550,461
St. Jude Medical, Inc.	233,806	9,752,048

Healthcare services—1.0%
DaVita, Inc.*	108,185	8,850,615

Household products/wares—0.5%
Church & Dwight Company, Inc.	87,999	3,992,515

Insurance—5.9%
Allied World Assurance Company Holdings AG	270,290	16,630,944
PartnerRe Ltd.	114,744	7,506,552
ProAssurance Corporation	100,035	8,165,857
Reinsurance Group of America, Inc.	163,872	8,929,385
XL Group PLC	439,490	8,908,462

Internet—3.2%
IAC/InterActive Corporation	390,699	16,827,406
TripAdvisor, Inc.*	328,101	10,797,804

Iron/steel—1.3%
Reliance Steel & Aluminum Company	209,590	11,150,188

Leisure time—0.3%
Polaris Industries, Inc.	43,530	2,803,332

Lodging—1.4%
Wyndham Worldwide Corporation	295,367	11,743,792

Machinery-diversified—1.6%
Gardner Denver, Inc.	180,188	13,442,025

Media—7.8%
Charter Communications, Inc., Class A*	221,445	12,764,090
DISH Network Corporation, Class A	511,154	14,271,420
John Wiley & Sons, Inc., Class A	311,109	14,121,238
Liberty Media Corporation - Liberty Capital, Class A*	110,788	9,130,039
Nielsen Holdings NV*	544,584	15,782,044

Miscellaneous manufacturer—3.1%
Hexcel Corporation*	405,830	10,174,158
Pall Corporation	276,121	16,478,901

Oil & gas—3.5%
Pioneer Natural Resources Company	44,375	4,406,437
QEP Resources, Inc.	164,217	4,703,175
SM Energy Company	126,345	9,170,120
Sunoco, Inc.	306,500	11,757,340

Oil & gas services—2.9%
Cameron International Corporation*	168,310	8,954,092
Oil States International, Inc.*	200,020	15,939,594

Packaging & containers—1.1%
Crown Holdings, Inc.*	252,956	9,124,123

Pharmaceuticals—3.0%
McKesson Corporation	178,089	14,553,433
Mylan, Inc.*	547,580	11,362,285

Private equity—1.1%
The Blackstone Group LP	605,508	9,573,081

Real estate investment trusts—5.1%
Essex Property Trust, Inc.	100,323	14,446,512
Mid-America Apartment Communities, Inc.	140,985	9,011,761
Post Properties, Inc.	98,490	4,401,518
Rayonier, Inc.	340,612	15,576,187

Retail—6.8%
Bed Bath & Beyond, Inc.*	222,469	13,503,868
Macy's, Inc.	419,725	14,140,535
MSC Industrial Direct Company, Inc., Class A	117,081	8,900,498
Signet Jewelers Ltd.	201,449	9,182,045
Tim Hortons, Inc.	248,503	12,104,581

Semiconductors—4.1%
Altera Corporation	214,130	8,520,233
Atmel Corporation*	618,270	6,003,402
Avago Technologies Ltd.	380,459	12,912,778
Lam Research Corporation*	184,340	7,851,041

Software—3.3%
Check Point Software Technologies Ltd.*	299,892	16,880,921
Intuit, Inc.	203,870	11,506,423

Telecommunications—2.5%
Crown Castle International Corporation*	445,853	21,614,953

Transportation—3.3%
JB Hunt Transport Services, Inc.	208,550	10,650,648
Landstar System, Inc.	170,806	8,736,727
Tidewater, Inc.	167,855	9,038,992

Total common stocks (cost $727,947,846)		834,412,237

Total investment portfolio (cost $727,947,846) 97.7%		834,412,237

Other assets in excess of liabilities 2.3%		19,664,558

Net assets 100.0%		$854,076,795

 *Non-income producing security

Sector allocation

Sector	Percent of net assets
Financial	18.1%
Industrial	15.0%
Consumer, cyclical	14.4%
Consumer, non-cyclical	14.2%
Communications	13.5%
Technology	11.2%
Energy	6.4%
Utilities	2.6%
Basic materials	2.3%

|   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) 01.31.2012

EAGLE SMALL CAP CORE VALUE FUND

Common stocks—96.2%	Shares	Value
Aerospace/defense—1.9%
HEICO Corporation, Class A	22,453	$865,563
Orbital Sciences Corporation*	46,402	672,365

Apparel—1.0%
Carter's, Inc.*	19,843	831,819

Banks—4.8%
Cardinal Financial Corporation	56,776	636,459
First Financial Bancorp	21,810	379,058
Oriental Financial Group, Inc.	65,482	749,114
PrivateBancorp, Inc.	75,378	1,065,845
Signature Bank*	6,436	374,253
Texas Capital Bancshares, Inc.*	20,731	657,587

Biotechnology—2.6%
Charles River Laboratories International, Inc.*	16,335	551,633
Cubist Pharmaceuticals, Inc.*	38,172	1,558,181

Chemicals—3.1%
Albemarle Corporation	20,600	1,324,786
Kraton Performance Polymers, Inc.*	19,639	558,533
Westlake Chemical Corporation	10,942	639,560

Coal—0.8%
Alpha Natural Resources, Inc.*	18,307	368,337
Arch Coal, Inc.	16,400	236,652

Commercial services—8.6%
Chemed Corporation	18,775	1,054,028
Cross Country Healthcare, Inc.*	41,197	254,185
Euronet Worldwide, Inc.*	44,869	823,795
FTI Consulting, Inc.*	20,280	868,390
Gartner, Inc.*	13,455	510,079
Matthews International Corporation, Class A	26,355	868,661
Net 1 UEPS Technologies, Inc.*	81,576	864,706
On Assignment, Inc.*	89,050	998,251
PAREXEL International Corporation*	28,379	683,934

Computers—2.3%
Electronics for Imaging, Inc.*	50,390	864,692
NCR Corporation*	52,450	982,389

Distribution/wholesale—1.1%
Ingram Micro, Inc., Class A*	45,020	854,480
School Specialty, Inc.*	21,266	68,477

Diversified financial services—5.4%
AerCap Holdings NV*	41,443	517,623
Cohen & Steers, Inc.	29,005	979,499
Investment Technology Group, Inc.*	50,530	573,010
MarketAxess Holdings, Inc.	42,021	1,304,752
SWS Group, Inc.	41,523	305,194
The NASDAQ OMX Group, Inc.*	28,690	710,938

Electric—2.1%
ALLETE, Inc.	40,679	1,686,145

Electrical components & equipment—1.1%
Belden, Inc.	22,815	894,576

Electronics—0.7%
FLIR Systems, Inc.	21,070	542,553

Engineering & construction—3.2%
Dycom Industries, Inc.*	65,628	1,402,470
URS Corporation*	29,508	1,214,254

Food—1.4%
Sara Lee Corporation	57,220	1,095,763

Gas—1.8%
AGL Resources, Inc.	34,225	1,420,680

Healthcare products—1.8%
Merit Medical Systems, Inc.*	101,587	1,433,393

Healthcare services—4.7%
AMERIGROUP Corporation*	25,833	1,756,902
AmSurg Corporation*	46,270	1,191,452
Mednax, Inc.*	11,890	846,806

Household products/wares—1.0%
Jarden Corporation	23,787	801,384

Insurance—3.8%
Allied World Assurance Company Holdings AG	8,940	550,078
American Equity Investment Life Holding Company	83,019	957,209
Assured Guaranty Ltd.	35,040	543,470
Platinum Underwriters Holdings Ltd.	11,250	385,312
Tower Group, Inc.	28,420	613,588

Internet—3.4%
1-800-Flowers.com, Inc., Class A*	134,810	388,253
DealerTrack Holdings, Inc.*	40,543	1,108,040
Equinix, Inc.*	10,461	1,254,902

Machinery-diversified—2.7%
AGCO Corporation*	13,945	710,219
Altra Holdings, Inc.*	27,728	532,100
IDEX Corporation	23,380	947,358

Media—1.2%
John Wiley & Sons, Inc., Class A	20,450	928,225

Metal fabricate/hardware—0.5%
Kaydon Corporation	12,850	438,442

Mining—2.0%
AuRico Gold, Inc.*	82,938	783,764
IAMGOLD Corporation	50,590	846,877

Miscellaneous manufacturer—3.5%
AptarGroup, Inc.	15,700	822,994
Barnes Group, Inc.	39,500	998,955
Harsco Corporation	45,455	1,010,465

Oil & gas—2.8%
Comstock Resources, Inc.*	22,355	269,154
Range Resources Corporation	11,400	655,728
Rosetta Resources, Inc.*	27,220	1,306,288

Oil & gas services—3.5%
Dresser-Rand Group, Inc.*	30,461	1,560,517
Oceaneering International, Inc.	25,997	1,263,194

Packaging & containers—0.5%
Silgan Holdings, Inc.	9,836	408,784

Pharmaceuticals—2.4%
Herbalife Ltd.	33,197	1,921,442

Real estate investment trusts—2.5%
BioMed Realty Trust, Inc.	27,195	505,011
Campus Crest Communities, Inc.	42,674	456,185
Government Properties Income Trust	24,573	592,209
Healthcare Realty Trust, Inc.	23,280	490,510

Retail—4.6%
AFC Enterprises, Inc.*	84,480	1,423,488
Nu Skin Enterprises, Inc., Class A	22,510	1,124,375
RadioShack Corporation	57,050	409,619

Retail—4.6% (cont'd)
Stage Stores, Inc.	50,371	774,706

Savings & loans—3.6%
BankUnited, Inc.	47,545	1,089,256
Beneficial Mutual Bancorp, Inc.*	70,166	620,969
Berkshire Hills Bancorp, Inc.	30,019	679,030
People's United Financial, Inc.	42,790	527,601

Semiconductors—1.4%
Emulex Corporation*	50,891	531,302
Intersil Corporation, Class A	28,345	319,165
Rovi Corporation*	8,431	270,551

Software—5.1%
ACI Worldwide, Inc.*	25,689	780,432
Aspen Technology, Inc.*	106,522	1,918,461
Avid Technology, Inc.*	27,305	264,585
Bottomline Technologies, Inc.*	42,956	1,174,417

Telecommunications—2.4%
Alaska Communications Systems Group, Inc.	49,833	135,546
Cbeyond, Inc.*	43,073	366,120
NeuStar, Inc., Class A*	26,630	972,261
Neutral Tandem, Inc.*	33,481	411,481

Transportation—0.9%
Genesee & Wyoming, Inc., Class A*	11,100	689,310

Total common stocks (cost $51,182,882)		77,575,154

Investment companies—0.4%
Solar Capital Ltd.	15,200	347,320

Total investment companies (cost $352,356)		347,320

Total investment portfolio (cost $51,535,238) 96.6%		77,922,474

Other assets in excess of liabilities 3.4%		2,756,898

Net assets 100.0%		$80,679,372

*Non-income producing security

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	22.4%
Financial	20.6%
Industrial	15.1%
Technology	8.8%
Energy	7.0%
Communications	6.9%
Consumer, cyclical	6.8%
Basic materials	5.1%
Utilities	3.9%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 01.31.2012

EAGLE SMALL CAP GROWTH FUND

Common stocks—98.9%	Shares	Value
Aerospace/defense—2.1%
Triumph Group, Inc.	660,142	$41,305,085

Airlines—0.7%
JetBlue Airways Corporation*	2,498,180	14,814,207

Apparel—1.5%
Steven Madden Ltd.*	738,889	30,397,893

Auto parts & equipment—2.9%
Meritor, Inc.*	2,559,482	16,073,547
Tenneco, Inc.*	561,851	18,035,417
WABCO Holdings, Inc.*	470,150	24,377,277

Banks—0.5%
UMB Financial Corporation	233,425	9,005,536

Biotechnology—3.3%
Cubist Pharmaceuticals, Inc.*	523,885	21,384,986
Seattle Genetics, Inc.*	949,134	17,967,107
United Therapeutics Corporation*	546,155	26,859,903

Chemicals—3.8%
Huntsman Corporation	2,754,003	35,058,458
Intrepid Potash, Inc.*	528,535	12,626,701
Kraton Performance Polymers, Inc.*	636,669	18,106,866
Quaker Chemical Corporation	224,581	9,948,938

Coal—0.8%
Cloud Peak Energy, Inc.*	850,740	16,121,523

Commercial services—6.6%
Acacia Research Corporation*	466,200	19,188,792
FTI Consulting, Inc.*	820,527	35,134,966
Monster Worldwide, Inc.*	1,975,106	14,220,763
PAREXEL International Corporation*	760,725	18,333,472
Sotheby's	857,931	28,766,426
The Geo Group, Inc.*	956,985	16,823,796

Computers—2.1%
Fortinet, Inc.*	888,360	20,263,492
Riverbed Technology, Inc.*	879,373	21,052,190

Distribution/wholesale—0.6%
MWI Veterinary Supply, Inc.*	148,296	11,642,719

Diversified financial services—1.2%
Duff & Phelps Corporation, Class A	628,097	9,628,727
Stifel Financial Corporation*	380,370	13,716,142

Electrical components & equipment—1.0%
GrafTech International Ltd.*	1,224,070	20,099,229

Electronics—2.5%
Coherent, Inc.*	628,054	35,095,658
Cymer, Inc.*	273,595	13,622,295

Entertainment—3.4%
Bally Technologies, Inc.*	717,130	30,277,229
Pinnacle Entertainment, Inc.*	1,542,716	14,964,345
Shuffle Master, Inc.*	1,827,414	23,390,899

Environmental control—1.8%
Waste Connections, Inc.	1,095,880	35,407,883

Food—2.4%
The Fresh Market, Inc.*	624,965	26,910,993
United Natural Foods, Inc.*	484,675	21,349,934

Hand/machine tools—1.2%
Regal-Beloit Corporation	432,753	24,567,388

Healthcare products—4.3%
BIOLASE Technology, Inc.*	2	6
Bruker Corporation*	1,542,443	21,902,691
Sirona Dental Systems, Inc.*	681,415	32,946,415
The Cooper Companies, Inc.	223,950	16,155,753
Thoratec Corporation*	516,521	15,185,717

Healthcare services—1.9%
Centene Corporation*	853,752	38,589,590

Home furnishings—1.6%
DTS, Inc.*	603,717	17,103,303
Universal Electronics, Inc.*	746,914	13,817,909

Internet—3.4%
BroadSoft, Inc.*	343,113	9,565,990
Sapient Corporation	2,207,909	28,482,026
TIBCO Software, Inc.*	1,103,349	28,764,308

Machinery-construction & mining—0.5%
Terex Corporation*	498,935	9,878,913

Machinery-diversified—1.3%
Cognex Corporation	631,858	26,253,700

Metal fabricate/hardware—0.9%
Northwest Pipe Company*	253,627	5,785,232
RTI International Metals, Inc.*	475,175	11,960,155

Mining—1.3%
Titanium Metals Corporation	1,729,613	26,601,448

Miscellaneous manufacturer—2.1%
Colfax Corporation*	167,697	5,091,281
Hexcel Corporation*	825,085	20,684,881
Polypore International, Inc.*	431,825	16,443,896

Oil & gas—2.9%
Atwood Oceanics, Inc.*	282,855	13,005,673
Gulfport Energy Corporation*	478,740	15,736,184
Oasis Petroleum, Inc.*	728,601	24,582,998
Pacific Drilling SA*	500,000	4,800,000

Oil & gas services—4.7%
Lufkin Industries, Inc.	887,777	66,778,586
OYO Geospace Corporation*	316,585	27,862,646

Pharmaceuticals—5.8%
BioMarin Pharmaceutical, Inc.*	510,008	18,191,985
Catalyst Health Solutions, Inc.*	400,720	21,943,427
Herbalife Ltd.	497,307	28,784,129
Onyx Pharmaceuticals, Inc.*	495,510	20,286,179
Salix Pharmaceuticals Ltd.*	557,115	26,852,943

Real estate investment trusts—1.5%
Redwood Trust, Inc.	766,444	9,005,717
Two Harbors Investment Corporation	2,066,555	20,520,891

Retail—11.8%
BJ's Restaurants, Inc.*	777,774	38,912,033
Cash America International, Inc.	506,424	22,211,757
Chico's FAS, Inc.	754,713	8,633,917
Domino's Pizza, Inc.*	441,175	14,404,364
Genesco, Inc.*	1,020,680	62,332,928
GNC Holdings, Inc., Class A*	1,205,841	33,172,686
Sally Beauty Holdings, Inc.*	260,000	5,361,200
The Pantry, Inc.*	817,414	9,841,665
Vitamin Shoppe, Inc.*	941,491	40,239,325

Semiconductors—3.3%
Cavium, Inc.*	369,030	11,860,624
Intermolecular, Inc.*	1	8
Rovi Corporation*	533,375	17,116,004
Teradyne, Inc.*	1,446,185	23,645,125
Veeco Instruments, Inc.*	519,580	12,682,948

Software—10.0%
Allscripts Healthcare Solutions, Inc.*	1,011,465	19,339,211
ANSYS, Inc.*	422,717	25,570,151
Compuware Corporation*	1,673,255	13,118,319
Concur Technologies, Inc.*	409,655	21,445,439
Informatica Corporation*	518,742	21,942,787
MedAssets, Inc.*	1,291,326	13,636,403
Medidata Solutions, Inc.*	928,103	19,397,353
OPNET Technologies, Inc.	293,745	10,413,260
Qlik Technologies, Inc.*	776,778	21,905,140
Quality Systems, Inc.	816,817	33,130,098

Telecommunications—1.8%
EZchip Semiconductor Ltd.*	398,225	13,013,993
IPG Photonics Corporation*	235,940	12,455,273
Plantronics, Inc.	247,444	9,214,815

Transportation—1.4%
Atlas Air Worldwide Holdings, Inc.*	234,245	11,158,261
Landstar System, Inc.	325,782	16,663,749

Total common stocks (cost $1,727,524,077)		1,972,924,190

Investment companies—0.5%
KKR Financial Holdings LLC	1,116,869	9,884,291

Total investment companies (cost $9,339,214)		9,884,291

Total investment portfolio (cost $1,736,863,291) 99.4%		1,982,808,481

Other assets in excess of liabilities 0.6%		12,143,876

Net assets 100.0%		$1,994,952,357

*Non-income producing security

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	24.5%
Consumer, cyclical	22.6%
Technology	15.4%
Industrial	14.7%
Energy	8.4%
Basic materials	5.1%
Communications	5.1%
Financial	3.6%

      |   The accompanying notes are an integral part of the financial statements.

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2012

NOTE 1 | Organization and investment objective | The Eagle Series Trust (the “Trust”) is organized as a separate Massachusetts business trust. The Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”). Each Fund is registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies.

The Eagle Family of Funds consists of the Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and the Eagle Series Trust (each a “Trust” and collectively the “Trusts”). Members of the Boards of Trustees (“Boards”) for the Trusts may serve as Trustees for one or more of the Trusts.

The Eagle Series Trust currently offers shares in six series:

●	The Eagle International Equity Fund (“International Equity Fund”) seeks capital appreciation principally through investment in a portfolio of international equity securities,

●	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

●	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

●	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

●	The Eagle Small Cap Core Value Fund (“Small Cap Core Value Fund”) seeks capital growth, and

●	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation.

On January 20, 2012, the Eagle Large Cap Core Fund, a series of the Trust, was reorganized into the Eagle Growth & Income Fund (the “Reorganization”). The Reorganization is intended to qualify as a tax-free transaction for federal income tax purposes. As a result of the Reorganization, effective December 16, 2011, the Eagle Large Cap Core Fund no longer accepted purchases or exchanges into the Fund.  The Reorganization did not require approval by shareholders of the Eagle Large Cap Core Fund.

Class offerings | Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers. The Mid Cap Growth Fund, the Mid Cap Stock Fund, the Small Cap Core Value Fund, and the Small Cap Growth Fund are authorized and currently offer Class R-6 shares to qualified buyers.

●
For all Funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

●	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase.

●	Class I, Class R-3, Class R-5, and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies
Use of estimates | The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities | The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The Funds determine the NAV of their shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern time), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.
Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

●	The quotation may be stale;

●	The quotation may be unreliable because the security is not traded frequently;

●	Trading on the security ceased before the close of the trading market;

●	The security is newly issued;

●	Issuer-specific events occurred after the security ceased trading; or

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2012

●	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

●	A merger or insolvency;

●	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

●	Market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards. Pursuant to the Procedures, the Boards have delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of certain officers of the Trusts and other employees of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

●
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●
Foreign equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the Fund will price the security at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

●
Fixed income securities | Government, corporate, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●
Short-term securities | The amortized cost method of security valuation is used by the Funds (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term investments (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

●	Futures and options | Futures and options are valued on the basis of market quotations, if available.

●	Investment Companies | Investments in other investment companies are valued at their reported net

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2012

asset value. In addition, investments in exchange traded funds are valued on the basis of market quotations, if available.

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined below:

Level 1—Valuations based on quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2012.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
International Equity Fund
Foreign common stocks
Advertising	$—	$271,570	$271,570
Aerospace/defense	—	398,285	398,285
Agriculture	—	69,357	69,357
Apparel	—	189,932	189,932
Auto manufactures	—	2,603,638	2,603,638
Auto parts & equipment	—	209,349	209,349
Banks	—	3,629,252	3,629,252
Beverages	—	340,332	340,332
Building materials	—	236,693	236,693
Chemicals	626,900	1,220,284	1,847,184
Coal	—	65,595	65,595
Computers	—	152,398	152,398
Cosmetics/personal care	—	682,760	682,760
Distribution/wholesale	—	832,974	832,974
Diversified financial services	—	160,344	160,344
Electric	—	336,103	336,103
Electrical components & equipment	—	702,006	702,006
Engineering & Construction	—	1,324,018	1,324,018
Food	—	1,552,687	1,552,687
Food service	—	215,246	215,246
Gas	—	195,810	195,810
Hand/machine tools	—	337,277	337,277
Healthcare products	—	973,659	973,659
Holding Companies– diversified	—	1,296,254	1,296,254
Household products/wares	—	301,578	301,578
Insurance	—	1,033,881	1,033,881
Internet	788,132	160,362	948,494
Iron/steel	117,430	435,566	552,996
Lodging	—	552,708	552,708
Machinery–construction & mining	—	789,992	789,992
Machinery-diversified	—	439,649	439,649
Media	—	218,559	218,559
Mining	1,245,008	1,579,718	2,824,726
Miscellaneous manufacturer	—	349,519	349,519
Office/business equipment	—	224,080	224,080
Oil & gas	1,102,803	3,831,337	4,934,140
Oil & gas services	—	555,114	555,114
Pharmaceuticals	282,333	3,041,694	3,324,027
Real estate	—	649,812	649,812
Retail	—	1,855,056	1,855,056
Semiconductors	—	1,100,185	1,100,185
Shipbuilding	—	43,691	43,691
Software	—	243,971	243,971
Telecommunication	—	1,930,749	1,930,749
Transportations	—	220,971	220,971
Foreign preferred stocks
Auto Manufacturers	—	410,333	410,333
Household products/wares	—	119,820	119,820
Iron/steel	162,970	—	162,970
Oil & Gas	88,664	—	88,664
Foreign rights
Banks	—	2,676	2,676
Other financial instruments (appreciation) (b)	17,282	—	17,282
Other financial instruments (depreciation) (b)	(26,075)	—	(26,075)
Total investment portfolio	4,405,447	38,086,844	42,492,291
Investment Grade Bond Fund
Domestic corporate bonds (a)	—	68,499,099	68,499,099
Foreign corporate bonds (a)	—	12,604,139	12,604,139
U.S. Treasuries	—	21,827,578	21,827,578
Domestic mortgage-backed Obligations(a)	—	5,145,744	5,145,744
Foreign mortgage-backed obligations	—	3,105,081	3,105,081
U.S. Government agency securities (a)	—	7,581,185	7,581,185

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2012

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
Foreign government securities	$—	$3,318,468	$3,318,468
Supranational banks	—	2,109,199	2,109,199
Total investment portfolio	$—	$124,190,493	$124,190,493
Mid Cap Growth Fund
Domestic common stocks (a)	$455,766,699	$—	$455,766,699
Total investment portfolio	$455,766,699	$—	$455,766,699
Mid Cap Stock Fund
Domestic common stocks (a)	$834,412,237	$—	$834,412,237
Total investment portfolio	$834,412,237	$—	$834,412,237
Small Cap Core Value Fund
Domestic common stocks (a)	$77,575,154	$—	$77,575,154
Investment companies (a)	347,320	—	347,320
Total investment portfolio	$77,922,474	$—	$77,922,474
Small Cap Growth Fund
Domestic common stocks (a)	$1,972,924,190	$—	$1,972,924,190
Investment companies (a)	9,884,291	—	9,884,291
Total investment portfolio	$1,982,808,481	$—	$1,982,808,481

(a)	Please see the investment portfolio for detail by industry.
(b)	Other financial instruments include foreign forward currency contracts which are valued at the unrealized appreciation/(depreciation) of the instrument.

As of January 31, 2012, none of the Funds had any investments classified as Level 3, and there were no significant transfers in or out of levels 1, 2, or 3.

Derivative instruments | Authoritative guidance over derivatives requires qualitative disclosures about the objectives and strategies for using derivative instruments, quantitative disclosures about the fair value of, and gains and losses on, derivative instruments, as well as disclosures about credit-risk related contingent features in derivative agreements.

During the period ended January 31, 2012, the International Equity Fund engaged in limited derivative activity. The contract amounts in the Investment Portfolio are representative of typical volumes.

Fair values of derivative instruments for the International Equity Fund as of January 31, 2012 are as follows:

Type of derivative	Balance sheet location	Value
Assets
Forward foreign currency contracts	Unrealized gain on forward currency contracts	$17,282
Liabilities
Forward foreign currency contracts	Unrealized loss on forward currency contracts	$(26,075)

The effect of derivative instruments on the International Equity Fund’s Statement of Operations for the period ended January 31, 2012 is as follows:

Type of derivative	Forward foreign currency contracts
Location of gain (loss) on derivatives recognized in income	Net realized gain (loss) on foreign currency transactions/Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies
Realized gain (loss) on derivatives recognized in income	$(49,173)
Change in unrealized appreciation (depreciation) on derivatives recognized in income	$225,407

During the period ended January 31, 2012, no other Fund engaged in derivative activity.

Foreign currency transactions | The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. Each Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes. Net realized gain (loss) from foreign currency transactions also includes the effect of any Brazilian IOF tax.

Forward foreign currency contracts | Each of the Funds, except the Small Cap Growth Fund, is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency contracts are translated to U.S. dollars using forward exchange rates provided by a pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2012

realized. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”) | There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts.

Repurchase agreements | Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, each Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.  At January 31, 2012, none of the Funds held a repurchase agreement.

Revenue recognition | Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Expenses | Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Boards. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets. The funds have entered into an arrangement with the custodian whereby each fund receives credits on uninvested cash balances which are used to offset a portion of each funds expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Class allocations | Each class of shares has equal rights to earnings and assets except that each class may bear different expense for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains | In each Fund, except the Investment Grade Bond Fund, distributions of net investment income are made annually. Distributions of net investment income in the Investment Grade Bond Fund are made monthly. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other | In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3 | Federal income taxes and distributions | Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since the Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences. The difference between book-basis and tax-basis net unrealized appreciation (depreciation) are primarily attributable to the deferral of losses from wash sales and other book and tax differences including the realization of unrealized gains/losses on passive foreign investment companies for tax purposes, and forward foreign currency contracts.

As of January 31, 2012, the identified cost of investments in securities owned by each Fund for federal income tax purposes were as follows:

Identified cost
International Equity Fund	$36,925,149
Investment Grade Bond Fund	120,607,637
Mid Cap Growth Fund	392,954,567
Mid Cap Stock Fund	742,586,471
Small Cap Core Value Fund	51,689,146
Small Cap Growth Fund	1,749,728,067

As of January 31, 2012, the net unrealized appreciation (depreciation) of investments in securities owned by each Fund were as follows:

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2012

	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation (depreciation)
International Equity Fund	$6,733,456	$(1,157,521)	$5,575,935
Investment Grade Bond Fund	3,647,366	(64,510)	3,582,856
Mid Cap Growth Fund	71,101,913	(8,289,781)	62,812,132
Mid Cap Stock Fund	96,461,519	(4,635,753)	91,825,766
Small Cap Core Value Fund	29,265,384	(3,032,056)	26,233,328
Small Cap Growth Fund	299,372,585	(66,292,171)	233,080,414

NOTE 4 | Subsequent events | Effective February 20, 2012, J.P. Morgan Investor Services Co. (“J.P. Morgan”), the transfer and dividend disbursing agent for each Fund, entered into a sub-transfer agency arrangement with U.S. Bancorp Fund Services, LLC (“USBFS”). Effective with this arrangement, USBFS, on behalf of J.P. Morgan, performs certain transfer agency, dividend disbursing and shareholder servicing activities for customers of the Funds. For further information, please see the prospectus for the Funds.

Effective March 1, 2012, the Eagle Small Cap Core Value Fund became the Eagle Smaller Company Fund, pursuant to prior approval obtained by the Board of Trustees for the Funds.

NOTE 5 | Recent Accounting Pronouncements |   In May 2011, the Financial Accounting Standards Board (“FASB”) issued “Fair Value Managements and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measures.

Specifically, the guidance specifies that’s the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Funds are currently assessing the impact of this guidance on their financial statements.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST
Date: March 29, 2012
/s/ Susan L. Walzer Susan L. Walzer Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST
Date: March 29, 2012
/s/ Susan L. Walzer Susan L. Walzer Principal Executive Officer

Date: March 29, 2012

/s/ Carolyn Gill Carolyn Gill Principal Financial Officer